Income Taxes - Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net loss before taxes	$ (23,253)	$ (52,031)	$ (166,257)	$ (139,008)
U.K. statutory tax rate (percentage)	19.00%	19.00%	19.00%	19.00%
Income tax benefit at U.K. statutory tax rate	$ (4,423)	$ (9,886)	$ (31,589)	$ (26,411)
Tax incentives / credits	(3,234)	(7,296)	(23,076)	(16,312)
Non-deductible expenses	127	1,553	797	4,048
Adjustments in respect of prior years	265	(13)	(1,088)	96
Operating losses	3,605	7,317	28,672	21,643
Tax on property, plant, equipment and intangibles	140	233	547	267
Other, net	915	812	1,552	1,510
Foreign rate differential	0	0	22	0
Total income tax benefit	(2,605)	(7,280)	(24,163)	(15,159)
Current income tax benefit	(2,605)	(7,280)	(22,819)	(14,749)
Deferred income tax benefit	$ 0	$ 0	$ (1,344)	$ (410)
Effective rate of income tax (percentage)	11.20%	14.00%	14.50%	10.90%